INTANGIBLE	6 Months Ended
Jun. 30, 2022
INTANGIBLE
INTANGIBLE

16.INTANGIBLE

16.1.Goodwill and intangible assets with indefinite useful life

	June 30,	December 31,
	2022	2021
Facepa	119,332	119,332
Fibria	7,897,051	7,897,051
Other (1)	3,405	3,216
	8,019,788	8,019,599

1)	Refers to other intangible assets with indefinite useful life such as servitude of passage and electricity.

The goodwill is based on expected future profitability supported by valuation reports, after purchase price allocation.

Goodwill are allocated to cash-generating units as presented in Note 28.4.

For the six-month period ended June 30, 2022, the Company did not identify any trigger to perform the impairment test.

16.2.Intangible assets with determined useful life

		June 30,	December 31,
		2022	2021
Beginning balance		8,014,740	8,741,949
Additions		69,100	285,278
Write-offs		(51)
Amortization		(482,362)	(973,516)
Transfers and others		3,186	(38,971)
Ending balance		7,604,613	8,014,740
Represented by	Average rate %
Non-compete agreement	5.00 and 46.10	5,239	5,394
Ports concession	4.26	194,735	199,658
Lease agreements	16.90	18,123	21,873
Supplier agreements	12.90	62,961	70,368
Port service contracts	4.23	594,286	609,283
Cultivars	14.29	71,372	81,568
Trademarks and patents	10.00	12,502	14,071
Customer portfolio	9.09	6,157,350	6,567,840
Supplier agreements	17.64	26,710	31,993
Software	20.00	101,630	121,312
Others	8.10	359,705	291,380
		7,604,613	8,014,740

For the six-month period ended June 30, 2022, the Company did not identify any trigger to perform the impairment test of intangible assets with determined useful life.